Investment in equity accounted investees (Details 2) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2020 USD ($)
Investments accounted for using equity method [Line Items]
Carrying value of the Company's investment	₨ 2,763		₨ 2,529		$ 37
Company's share of loss for the year	561	$ 7	438	₨ 344
DRES energy private limited [Member]
Investments accounted for using equity method [Line Items]
Carrying value of the Company's investment	49		65	75
Company's share of loss for the year	₨ (16)		₨ (11)	₨ (10)